Employee Benefits (Composition of Fair Value of the Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Levels of fair value hierarchy [Line Items]
Equity instruments	$ 280	$ 264
Debt instruments	340	337
Deposits with insurance companies	28	28
Fair value of plan assets	648	629
With quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	230	224
Debt instruments	337	334
Without quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	50	40
Debt instruments	$ 3	$ 3